Income Taxes - Schedule of Reconciliation Statutory Tax Expense (Benefit) (Details) (10-K) (Parenthetical)	12 Months Ended
Dec. 31, 2015
Income Taxes - Schedule Of Reconciliation Statutory Tax Expense Benefit Details 10-k
Percentage of federal statutory rate	34.00%